Industry and geographic information (Details Textual) (USD $)	1 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Industry And Geographic Information [Line Items]
Revenues	$ 11,920,000	$ 983,000	$ 560,000